Basis of Presentation & Description of Business	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation & Description of Business
1) BASIS OF PRESENTATION & DESCRIPTION OF BUSINESS
Organization
Core & Main, Inc. (“Core & Main”) is a Delaware corporation that was incorporated on April 9, 2021 for the purpose of facilitating an initial public offering and other related transactions, as described below, in order to carry on the business of Core & Main Holdings, LP, a Delaware limited partnership (“Holdings”), and its consolidated subsidiaries. Core & Main is a holding company and its sole material asset is its ownership interest in Holdings, a portion of which is held indirectly through CD&R WW, LLC. Holdings has no operations and no material assets of its own other than its indirect ownership interest in Core & Main LP, a Florida limited partnership, the legal entity that conducts the operations of Core & Main. Core & Main, together with its wholly-owned subsidiaries, including Holdings and its consolidated subsidiaries, are referred to as the “Company”.
The Company is a leading specialized distributor of water, wastewater, storm drainage and fire protection products and related services to municipalities, private water companies and professional contractors across municipal, non-residential
and residential end markets nationwide. The Company’s specialty products and services are used in the maintenance, repair, replacement, and construction of water and fire protection infrastructure. The Company reaches customers through a nationwide network of approximately 300 branches across 48 states. The Company’s products include pipes, valves, fittings, storm drainage products, fire protection products, meter products and other products for use in the construction, maintenance and repair of water and waste-water systems as well as fire protection systems. The Company has complemented its core products through additional offerings, including smart meter systems, fusible high density polyethylene (“fusible HDPE”) piping solutions and specifically engineered treatment plant products, services and geosynthetics used in erosion control. The Company’s services and capabilities allow for integration with customers and form part of their sourcing and procurement function. All of the Company’s long-lived assets are located within the United States (“U.S.”).
Initial Public Offering
On July 27, 2021, Core & Main completed its initial public offering of 34,883,721 shares of Class A common stock at a price to the public of $20.00 per share (the “IPO”). Core & Main received net proceeds of approximately $663.7 million, after deducting underwriting discounts and commissions. All of the net proceeds from the IPO, less $7.8 million of transactions costs directly attributable to the IPO, were utilized to purchase 34,883,721 newly issued limited partner interests of Holdings (“Partnership Interests”) for approximately $655.9 million in the aggregate. In turn, Holdings and Core & Main LP utilized the net proceeds of the IPO directly or indirectly received from Core & Main in the Refinancing Transactions (as defined below in Note 6), as discussed in Note 6.
On August 20, 2021, Core & Main issued 5,232,558 shares of Class A common stock pursuant to the full exercise of the underwriters’ option to purchase additional shares of Class A common stock in connection with the IPO at the initial public offering price of $20.00 per share before underwriting discounts and commissions (the “IPO Overallotment Option Exercise”). Core & Main received net proceeds of approximately $99.5 million after deducting underwriting discounts and commissions. All of the net proceeds were utilized to purchase 5,232,558 newly issued Partnership Interests of Holdings at a price per unit equal to the public offering price per share less underwriting discounts and commissions. In turn, Holdings and Core & Main LP utilized the net proceeds of the IPO Overallotment Option Exercise directly or indirectly received from Core & Main for general corporate purposes.
Reorganization Transactions
In connection with the IPO, the Company completed the following transactions (collectively the “Reorganization Transactions”):

•	the formation of Core & Main as a Delaware corporation to function as the direct and indirect parent of Holdings and a publicly traded entity;

•
the amendment and restatement of the limited partnership agreement of Holdings to, among other things first, modify the capital structure of Holdings and second, admit Core & Main as the general partner and a limited partner of Holdings;

•
Core & Main’s acquisition of the Partnership Interests held by certain Former Limited Partners (as defined below) and the issuance of Class A common stock to the Former Limited Partners, pursuant to the mergers of CD&R WW Advisor, LLC and CD&R WW Holdings, LLC (the “Blocker Companies”) with and into Core & Main via merger subsidiaries of Core & Main (the “Blocker Mergers”); and

•
entry into a Master Reorganization Agreement, dated as of July 22, 2021 (the “Master Reorganization Agreement”), with Holdings, the Continuing Limited Partners (as defined below), the Blocker Companies, CD&R Waterworks Holdings GP, CD&R Associates X Waterworks, L.P., CD&R WW Holdings, L.P., Core & Main GP, LLC, CD&R Plumb Buyer, LLC, CD&R Fund X Advisor Waterworks B, L.P., CD&R Fund X Waterworks B1, L.P., CD&R Fund
X-A
Waterworks B, L.P., CD&R WW, LLC, Brooks Merger Sub 1, Inc. and Brooks Merger Sub 2, Inc. Pursuant to the Master Reorganization Agreement, the Former Limited Partners received Partnership Interests in exchange for their indirect ownership interests in Holdings and exchanged these Partnership Interests for shares of Class A common stock of Core & Main prior to the consummation of the IPO.

The Former Limited Partners are defined as CD&R Fund X Advisor Waterworks B, L.P., CD&R Fund X Waterworks B1, L.P., CD&R Fund
X-A
Waterworks B, L.P. and the other Original Limited Partners (as defined below) that transferred all or a portion of their Partnership Interests (including those held indirectly through the Blocker Companies) for shares of Class A common stock in connection with the Reorganization Transactions and the IPO, and represent entities that transferred all of their Partnership Interests (including Partnership Interests held indirectly through certain “blocker” corporations) for shares of Class A common stock in connection with the consummation of the Reorganization Transactions.
The Continuing Limited Partners are defined as CD&R Waterworks Holdings, LLC (“CD&R Waterworks Holdings”) and Core & Main Management Feeder, LLC (“Management Feeder”), and represent the Original Limited Partners that continued to own Partnership Interests after the Reorganization Transactions and that are entitled to exchange their Partnership Interests, together with the retirement of a corresponding number of shares of Class B common stock for shares of Class A common stock.
The Original Limited Partners are defined as CD&R Waterworks Holdings, the Former Limited Partners and Management Feeder and represent the direct and indirect owners of Holdings prior to the Reorganization Transactions and the IPO.
Immediately following and as a result of the IPO and Reorganization Transactions and the use of proceeds therefrom as described above:

(1)	the investors in the IPO collectively held 34,883,721 shares of Class A common stock and, following the closing of the issuance and sale of an additional 5,232,558 shares of Class A common stock on August 20, 2021 pursuant to the IPO Overallotment Option Exercise, collectively held 40,116,279 shares of Class A common stock;
•	the Former Limited Partners collectively held 119,950,882 shares of Class A common stock;
•
Core & Main, directly or indirectly through its wholly-owned subsidiary, held 154,834,603 Partnership Interests and, following the closing of the issuance and sale of an additional 5,232,558 shares of Class A common stock described above and the issuance of an additional 5,232,558 Partnership Interests from Holdings to Core & Main, held 160,067,161 Partnership Interests; and

•	the Continuing Limited Partners collectively held 85,853,383 Partnership Interests and 85,853,383 shares of Class B common stock.
Core & Main is a holding company whose sole material asset is its direct and indirect ownership interest in Holdings, which also is a holding company and indirectly holds the sole equity interests in the Company’s operating subsidiary. Because Core & Main is the general partner of Holdings, it operates and controls all of the business and affairs of Holdings, and through Holdings and its subsidiaries, conducts the Company’s business. Accordingly, Core & Main consolidates Holdings on its consolidated financial statements and records a non-controlling
interest related to the Partnership Interests held by the Continuing Limited Partners on its consolidated statements of operations and comprehensive income. The ownership interest of the Continuing Limited Partners related to Partnership Interests held by the Continuing Limited Partners is reflected as non-controlling
interests in Core & Main’s condensed consolidated financial statements.
As the Reorganization Transactions are accounted for as transactions between entities under common control, the financial statements for the periods prior to the IPO and Reorganization Transactions have been adjusted to combine previously separate entities for presentation purposes. These entities include Core & Main, Holdings and its consolidated subsidiaries and the Blocker Companies. Prior to the Reorganization Transactions, Core & Main had no operations and the Blocker Companies were holding companies for indirect investments in Holdings. The Blocker Companies had no operations but did receive distributions from Holdings associated with their tax obligations from allocations of Holdings’ taxable income. As such, the Blocker Companies’ financial statements reflected tax provisions and operating cash outflows for payments to taxing authorities. Their balance sheets collectively included $330.0 million of goodwill and deferred tax liabilities and equity. In connection with the Blocker Mergers, Core & Main assumed the balance sheets of the Blocker Companies.
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements present the results of operations, financial position and cash flows of Core & Main and its subsidiaries, which includes the consolidated financial statements of Holdings and its consolidated subsidiary, Core & Main LP, as the legal entity that conducts the operations of the Company. Holdings is considered a variable interest entity. Core & Main is the primary beneficiary and general partner of Holdings and has decision making authority that significantly affects the economic performance of the entity. As a result, Core & Main consolidates the consolidated financial statements of Holdings. All intercompany balances and transactions have been eliminated in consolidation. The Company records non-controlling
interests related to Partnership Interest held by the Continuing Limited Partners in Holdings.
For the periods prior to the Reorganization Transactions, the condensed consolidated financial statements of the Company include the Blocker Companies, which were merged into Core & Main as part of the Blocker Mergers.
In management’s opinion, the unaudited condensed consolidated financial information for the interim periods presented include all normal recurring adjustments necessary for a fair statement of the Company’s results of operations, financial position and cash flows, which include all disclosures required by accounting principles generally accepted in the United States of America (“U.S. GAAP”). Revenues, expenses, assets and liabilities can vary during each quarter of the year. Therefore, the results and trends in these interim unaudited condensed consolidated financial statements may not be the same as those for the full year. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Holdings audited consolidated financial statements and the related notes thereto as of and for the fiscal year ended January 31, 2021 included in the prospectus (File
No. 333-256382),
dated July 22, 2021, filed with the Securities and Exchange Commission (the “SEC”) pursuant to Rule 424(b) under the Securities Act of 1933, as amended, on July 26, 2021 (the “Prospectus”).
Segments
The Company’s chief operating decision maker (“CODM”) manages the business as a single operating and reportable segment. The Company operates approximately 300 branch locations across the U.S. The nature of the products and services, vendors, customers and distribution methods are similar across branches. Accordingly, the CODM evaluates the performance of the business and makes management decisions on a consolidated basis. Performance is most notably measured based on Adjusted EBITDA at the consolidated level. The consolidated performance of the Company is utilized to determine incentive compensation for executive officers, annual merit decisions, management of national vendor relationships, allocation of resources and in evaluating acquisitions and the Company’s capital structure.
Fiscal Year
The Company’s fiscal year is a
52-
or
53-week
period ending on the Sunday nearest to January 31
st
. Quarters within the fiscal year include
13-week
periods, unless a fiscal year includes a 53
rd
week, in which case the fourth quarter of the fiscal year will be a
14-week
period. Both the three months ended October 31, 2021 and three months ended November 1, 2020 included 13 weeks, and both the nine months ended October 31, 2021 and nine months ended November 1, 2020 included 39 weeks. The current fiscal year ending January 30, 2022 (“fiscal 2021”) will include 52 weeks.
Estimates
Management has made a number of estimates and assumptions relating to the reporting of certain assets and liabilities, the disclosure of contingent assets and liabilities, and reported amounts of revenues and expenses in preparing the elements of these financial statements in conformity with U.S. GAAP. Actual results could differ from these estimates.
Accounting Policies
The Company’s significant accounting policies are discussed in Note 2 to Holdings’ audited consolidated financial statements in the Prospectus. There have been no significant changes to these policies which have had a material impact on the Company’s interim unaudited condensed consolidated financial statements and related notes during the three and nine months ended October 31, 2021, except as noted below.
Income Taxes
As a result of the Reorganization Transactions, Core & Main became the general partner of Holdings, which is treated as a partnership for U.S. federal and most applicable state and local income tax purposes. As a partnership, Holdings is generally not subject to U.S. federal and certain state and local income taxes. Any taxable income or loss from Holdings is passed through to and included in the taxable income or loss of its partners, including Core & Main, following the Reorganization Transactions. Core & Main is subject to U.S. federal income taxes, in addition to state and local income taxes, with respect to Core & Main’s allocable share of any taxable income or loss of Holdings following the Reorganization Transactions.
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities from a change in tax rates is recognized in income in the period that includes the enactment date.
The Company recognizes deferred tax assets to the extent that it believes that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning
strategies and results of recent operations. If it is determined that the Company is not able to realize deferred tax assets in the future, a valuation allowance would be established, which would impact the provision for income taxes.
Uncertain tax positions are recorded on the basis of a
two-step
process in which (1) it is determined if a tax position is
more-likely-than-not
of being sustained on the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not
recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50% likely to be realized upon ultimate settlement with the related tax authority. The Company records interest and penalties related to uncertain tax positions in the provision for income taxes in the unaudited Condensed Consolidated Statements of Operations.
The tax provision for interim periods is determined using an estimate of the Company’s annual effective tax rate, adjusted for discrete items, if any, that arise during the period. Each quarter, the Company updates its estimate of its annual effective tax rate, and if the estimated annual effective tax rate changes, the Company makes a cumulative adjustment in such period. The quarterly tax provision, and estimate of the Company’s annual effective tax rate, are subject to variation due to several factors, including variability in pre-tax
income (or loss), the mix of jurisdictions to which such income relates, changes in how the Company conducts business, and tax law developments.
Tax Receivable Agreements
In connection with the Reorganization Transactions and the IPO, Core & Main entered into a tax receivable agreement with the Former Limited Partners (the “Former Limited Partners Tax Receivable Agreement”) and a tax receivable agreement with the Continuing Limited Partners (the “Continuing Limited Partners Tax Receivable Agreement”) (collectively, the “Tax Receivable Agreements”). Under these agreements, Core & Main expects to generate tax attributes that will reduce amounts that it would otherwise pay in the future to various tax authorities.
The Former Limited Partners Tax Receivable Agreement provides for the payment by Core & Main to certain Former Limited Partners, or their permitted transferees, of 85% of the tax benefits, if any, that Core & Main actually realizes, or in some circumstances is deemed to realize, as a result of (i) certain tax attributes of the Partnership Interests Core & Main holds in respect of such Former Limited Partners’ interest in Core & Main, including such attributes which resulted from such Former
Limited Partners’ prior acquisition of ownership interests in Holdings and Core & Main’s allocable share of existing tax basis acquired in connection with the IPO attributable to the Former Limited Partners and (ii) certain other tax benefits.
The Continuing Limited Partners Tax Receivable Agreement provides for the payment by Core & Main to the Continuing Limited Partners, or their permitted transferees, of 85% of the benefits, if any, that Core & Main realizes, or in some circumstances is deemed to realize, as a result of (i) increases in tax basis or other similar tax benefits as a result of exchanges of Partnership Interests for cash or shares of Class A common stock pursuant to the Exchange Agreement, dated as of July 22, 2021 (the “Exchange Agreement”), by and among Core & Main, Holdings, CD&R Waterworks Holdings and Management Feeder, (ii) Core & Main’s allocable share of existing tax basis acquired in connection with the IPO attributable to the Continuing Limited Partners and in connection with exchanges of Partnership Interests for cash or shares of Class A common stock pursuant to the Exchange Agreement and (iii) Core & Main’s utilization of certain other tax benefits related to Core & Main’s entering into the Continuing Limited Partners Tax Receivable Agreement, including tax benefits attributable to payments under the Continuing Limited Partners Tax Receivable Agreement. Core & Main expects to obtain an increase in its share of the tax basis in the net assets of Holdings as Partnership Interests are exchanged by Continuing Limited Partners. Core & Main intends to treat any exchanges of Partnership Interests as direct purchases of Partnership Interests for U.S. federal income tax purposes. These increases in tax basis may reduce the amounts that it would otherwise pay in the future to various tax authorities.
Core & Main will receive the full benefit in tax savings from relevant taxing authorities and provide payment of 85% of the amount of any tax benefits Core & Main actually realizes to the Former Limited Partners or the Continuing Limited Partners, as applicable, or their permitted transferees. Core & Main expects to benefit from the remaining 15% of any cash tax savings that it realizes. For the Tax Receivable Agreements, Core & Main will assess the tax attributes to determine if it is more likely than not that the benefit of any deferred tax assets will be realized. Following that assessment, Core & Main will recognize a liability under the applicable Tax Receivable Agreements, reflecting approximately 85% of the expected future realization of such tax benefits. Amounts payable under the Tax Receivable Agreements are contingent upon, among other things, (i) generation of sufficient future taxable income during the term of the applicable Tax Receivable Agreements and (ii) future changes in tax laws.
Equity-Based Compensation
The Company recognizes the cost of employee services received in exchange for awards of equity instruments based on the grant date fair value of those awards. That cost is recognized over the requisite service period (generally the vesting period), which is the period during which an employee is required to provide service in exchange for the award.
In connection with the Reorganization Transactions, which included the recapitalization of Management Feeder and entry into the Exchange Agreement, the equity awards issued by Holdings and held by Management Feeder were deemed to be modified for accounting purposes. The Company calculated the incremental fair value associated with the modification and will recognize this incremental fair value immediately for each vested award with no remaining service period and over the remaining service period associated with each unvested award. The incremental fair value associated with previously vested awards was expensed immediately as there was no remaining service period.
Basic and Diluted Earnings per Share
Basic earnings per share is computed by dividing net income attributable to Core & Main for the period following the Reorganization Transactions by the weighted average number of shares of

Class A common stock outstanding during the same period. Shares of Class A common stock issued during that period, including shares of Class A common stock issued in the IPO and the IPO Overallotment Option Exercise, were weighted for the portion of that period in which the shares of Class A common stock were outstanding. The Company did not apply the two-class
method because shares of Class B common stock do not participate in earnings or losses of Core & Main. As a result, no earnings per share of Class B common stock were presented. Net income allocated to holders of non-controlling
interests was excluded from net income available to the Class A common stock. There were no preferred dividends and no shares of preferred stock outstanding for the period.
The diluted net earnings per share calculation includes the basic weighted average number of shares of Class A common stock outstanding plus the dilutive impact of potential outstanding shares of Class A common stock that would be issued upon exchange of Partnership Interests together with the retirement of a corresponding number of shares of Class B common stock, under the if-converted
method, if dilutive. The treasury stock method is applied to outstanding awards, including unvested Partnership Interests and outstanding stock appreciation rights.
Non-controlling
Interests
The
non-controlling
interests represent the Partnership Interests of Holdings held by the Continuing Limited Partners. Income or loss is attributed to the non-controlling
interests based on the weighted average percentage of Partnership Interests held by Continuing Limited Partners, excluding unvested Partnership Interests held by Management Feeder, relative to all Partnership Interests of Holdings during the period following the Reorganization Transactions.
Non-controlling
interests presented in the consolidated Balance Sheets represents, the ownership percentage of Partnership Interests held by Continuing Limited Partners as of the balance sheet date multiplied by the equity of Holdings, prior to distributions, less distributions to non-controlling
interest holders. The
non-controlling
interests’ ownership percentage may fluctuate over time as the Continuing Limited Partners exchange Partnership Interests, together with the retirement of a corresponding number of shares of Class B common stock, for shares of Class A common stock and Partnership Interests held by Management Feeder vest.

1) BASIS OF PRESENTATION & DESCRIPTION OF BUSINESS
Organization
Core & Main, Inc. (“Core & Main”) is a Delaware corporation that was incorporated on April 9, 2021 for the purpose of facilitating an initial public offering and other related transactions, as described below, in order to carry on the business of Core & Main Holdings, LP, a Delaware limited partnership (“Holdings”), and its consolidated subsidiaries. Core & Main is a holding company and its sole material asset is its ownership interest in Holdings, a portion of which is held indirectly through CD&R WW, LLC. Holdings has no operations and no material assets of its own other than its indirect ownership interest in Core & Main LP, a Florida limited partnership, the legal entity that conducts the operations of Core & Main. Core & Main, together with its wholly-owned subsidiaries, including Holdings and its consolidated subsidiaries, are referred to as the “Company.”
The Company is a leading specialized distributor of water, wastewater, storm drainage and fire protection products and related services to municipalities, private water companies and professional contractors across municipal, non-residential
and residential end markets nationwide. The Company’s specialty products and services are used in the maintenance, repair, replacement, and construction of water and fire protection infrastructure. The Company reaches customers through a nationwide network of more than 285 branches across 48 states. The Company’s products include pipes, valves, fittings, storm drainage products, fire protection products, meter products and other products for use in the construction, maintenance and repair of water and waste-water systems as well as fire protection systems. The Company has complemented its core products through additional offerings, including smart meter systems, fusible high density polyethylene (“fusible HDPE”) piping solutions and specifically engineered treatment plant products, services and geosynthetics used in erosion control. The Company’s services and capabilities allow for integration with customers and form part of their sourcing and procurement function. All of the Company’s long-lived assets are located within the United States (“U.S.”).
Reorganization Transactions
In connection with the IPO (as defined in Note 14), the Company completed the following transactions (collectively the “Reorganization Transactions”):

•	the formation of Core & Main as a Delaware corporation to function as the direct and indirect parent of Holdings and a publicly traded entity;

•
the amendment and restatement of the limited partnership agreement of Holdings to, among other things first, modify the capital structure of Holdings and second, admit Core & Main as the general partner and a limited partner of Holdings;

•
Core & Main’s acquisition of the Partnership Interests held by certain Former Limited Partners (as defined below) and the issuance of Class A common stock to the Former Limited Partners, pursuant to the mergers of CD&R WW Advisor, LLC and CD&R WW Holdings, LLC (the “Blocker Companies”) with and into Core & Main via merger subsidiaries of Core & Main (the “Blocker Mergers”); and

•
entry into a Master Reorganization Agreement, dated as of July 22, 2021 (the “Master Reorganization Agreement”), with Holdings, the Continuing Limited Partners (as defined below), the Blocker Companies, CD&R Waterworks Holdings GP, CD&R Associates X

Waterworks, L.P., CD&R WW Holdings, L.P., Core & Main GP, LLC, CD&R Plumb Buyer, LLC, CD&R Fund X Advisor Waterworks B, L.P., CD&R Fund X Waterworks B1, L.P., CD&R Fund
X-A
Waterworks B, L.P., CD&R WW, LLC, Brooks Merger Sub 1, Inc. and Brooks Merger Sub 2, Inc. Pursuant to the Master Reorganization Agreement, the Former Limited Partners received Partnership Interests in exchange for their indirect ownership interests in Holdings and exchanged these Partnership Interests for shares of Class A common stock of Core & Main prior to the consummation of the IPO.

The Former Limited Partners are defined as CD&R Fund X Advisor Waterworks B, L.P., CD&R Fund X Waterworks B1, L.P., CD&R Fund
X-A
Waterworks B, L.P. and the other Original Limited Partners (as defined below) that transferred all or a portion of their Partnership Interests (including those held indirectly through the Blocker Companies) for shares of Class A common stock in connection with the Reorganization Transactions and the IPO, and represent entities that transferred all of their Partnership Interests (including Partnership Interests held indirectly through certain “blocker” corporations) for shares of Class A common stock in connection with the consummation of the Reorganization Transactions.
The Continuing Limited Partners are defined as CD&R Waterworks Holdings, LLC (“CD&R Waterworks Holdings”) and Core & Main Management Feeder, LLC (“Management Feeder”), and represent the Original Limited Partners that continued to own Partnership Interests after the Reorganization Transactions and that are entitled to exchange their Partnership Interests, together with the retirement of a corresponding number of shares of Class B common stock, for shares of Class A common stock.
The Original Limited Partners are defined as CD&R Waterworks Holdings, the Former Limited Partners and Management Feeder and represent the direct and indirect owners of Holdings prior to the Reorganization Transactions and the IPO.
Basis of Presentation
The accompanying consolidated financial statements present the results of operations, financial position and cash flows of Core & Main and its subsidiaries, which includes the consolidated financial statements of Holdings and its consolidated subsidiary, Core & Main LP, as the legal entity that conducts the operations of the Company. Holdings is considered a variable interest entity. Core & Main is the primary beneficiary and general partner of Holdings and has decision making authority that significantly affects the economic performance of the entity. As a result, Core & Main consolidates the consolidated financial statements of Holdings. All intercompany balances and transactions have been eliminated in consolidation.
As the Reorganization Transactions are accounted for as transactions between entities under common control, the financial statements for the periods prior to the IPO and Reorganization Transactions have been adjusted to combine previously separate entities for presentation purposes. These entities include Core & Main, Holdings and its consolidated subsidiaries and the Blocker Companies. Prior to the Reorganization Transactions, Core & Main had no operations. Prior to the Reorganization Transactions, the Blocker Companies were holding companies for indirect investments in Holdings. The Blocker Companies had no operations but did receive distributions from Holdings associated with their tax obligations from allocations of Holdings’ taxable income. As such, the Blocker Companies’ financial statements reflected tax provisions and operating cash outflows for payments to taxing authorities. Their balance sheets collectively included $330.0 million of goodwill; and deferred tax liabilities and equity. In connection with the Blocker Mergers, Core & Main assumed the balance sheets of the Blocker Companies.

On August 5, 2019, affiliates of Clayton, Dubilier & Rice, LLC (“CD&R”) formed Holdings as well as Core & Main Midco, LLC (“Midco”) and Core & Main Intermediate GP, LLC (“Opco GP”), each a direct or indirect subsidiary of Holdings. Following certain reorganization transactions, affiliates of CD&R and Management Feeder transferred their partnership interests in Core & Main LP to Midco and Opco GP in exchange for partnership interests in Holdings (the “Holdings Reorganization”). As a result of the Holdings Reorganization, Holdings is the indirect parent company of Core & Main LP. As the Holdings Reorganization was among entities under common control, there was no change in the basis of accounting.
Segments
The Company’s chief operating decision maker (“CODM”) manages the business as a single operating and reportable segment. The Company operates approximately 285 branch locations across the U.S. The nature of the products and services, vendors, customers and distribution methods are similar across branches. Accordingly, the CODM evaluates the performance of the business and makes management decisions on a consolidated basis. Performance is most notably measured based on Adjusted EBITDA at the consolidated level. The consolidated performance of the Company is utilized to determine incentive compensation for executive officers, annual merit decisions, management of national vendor relationships, allocation of resources and in evaluating acquisitions and the Company’s capital structure.
Fiscal Year
The Company’s fiscal year is a
52-
or
53-week
period ending on the Sunday nearest to January 31
st
. Quarters within the fiscal year include
13-week
periods, unless a fiscal year includes a 53
rd
week, in which case the fourth quarter of the fiscal year will be a
14-week
period. Both the fiscal year ended January 31, 2021 (“fiscal 2020”) and the fiscal year ended February 2, 2020 (“fiscal 2019”) included 52 weeks. The fiscal year ended February 3, 2019 (“fiscal 2018”) included a 53 rd
week. The next fiscal year ending January 30, 2022 (“fiscal 2021”) will include 52 weeks.